Summary of Significant Accounting Policies and Basis of Presentation	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Summary of Significant Accounting Policies and Basis of Presentation [Abstract]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES AND BASIS OF PRESENTATION

NOTE 2 – SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES AND BASIS OF PRESENTATION

Basis of presentation

The condensed interim consolidated financial statements included in this Quarterly Report are unaudited. These financial statements have been prepared in accordance with accounting principles generally accepted in the United States (“U.S. GAAP”) and applicable rules and regulations of the Securities and Exchange Commission (“SEC”) regarding interim financial reporting and reflect, in the opinion of management, all adjustments of a normal and recurring nature that are necessary for a fair statement of the Company’s financial position as of March 31, 2026, and its results of operations changes in stockholders’ equity, and cash flows for the three months ended March 31, 2026 and 2025. The results of operations for the three months ended March 31, 2026 are not necessarily indicative of the results to be expected for the year ending December 31, 2026 or for any other future annual or interim period. These financial statements should be read in conjunction with the audited financial statements included in the Company’s Annual Report on Form 10-K for the year ended December 31, 2025 as filed with the SEC on March 31, 2026. The Company’s significant accounting policies are disclosed in the audited financial statements for the year ended December 31, 2025 included in such Form 10-K except as mentioned below.

Use of Estimates

The preparation of unaudited condensed consolidated interim financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, certain revenues and expenses, and disclosure of contingent assets and liabilities as of the date of the financial statements. Actual results could differ from those estimates. As applicable to these financial statements, the most significant estimates and assumptions relate to calculation of fair value of the financial instruments.

Revenue recognition:

Significant management judgments and estimates must be made and used in connection with the recognition of revenue in any accounting period. Material differences in the amount of revenue in any given period may result if these judgments or estimates prove to be incorrect or if management’s estimates change on the basis of development of business or market conditions.

The Company follows the provisions of Accounting Standards Codification (“ASC”) Topic 606, Revenue from Contracts with Customers (“ASC 606”). The guidance provides a unified model to determine how revenue is recognized.

Revenues are recognized when control of the promised goods or services are transferred to the customers in an amount that reflects the consideration that the Company expects to receive in exchange for those goods or services.

The Company determines revenue recognition through the following steps: (1) identification of the contract with a customer; (2) identification of the performance obligations in the contract; (3) determination of the transaction price; (4) allocation of the transaction price to the performance obligations in the contract; and (5) recognition of revenue when, or as, the Company satisfies a performance obligation.

The Company has two main types of revenues –

Revenues from selling goods imported by the Company – like generators, masts and lightning

Revenues from integration projects where the Company designs, engineers, sources raw materials, assembles and completes tactical vehicles and trailers.

The Company provides services to customers and has related performance obligations and recognizes revenue in accordance with ASC 606. Revenues are recognized when the Company satisfies performance obligations under the terms of its contracts, and control of its services or products is transferred to its customers in an amount that reflects the consideration the Company expects to receive from its customers in exchange for those products. Control is transferred upon delivery of its services or products.

A typical contract with a customer specifies that the Company would receive an advance payment once the contract is signed, an additional payment would be made to the Company once the ordered product is manufactured and ready to be shipped to the customer and the remainder of the contract’s consideration would be made once the system is installed in the customer’s factory and its accepted by the customer.

According to ASC-606-10-50, and given the mentioned-above, once signed, the Company’s contracts are considered Contract Liability – as the Company has received the amount prior to delivering the goods to the customer. Those amounts would not be considered as revenues. Once the goods are shipped to the customer – the contract becomes Contract Asset – as the Company transferred the goods to the client prior to receiving the full consideration for it. At the time the receipt of the consideration is conditional upon a successful installation of the product by the Company at the customer’s location and the full acceptance of the product by the customer. Only after such installation and acceptance the consideration owed to the Company is categorized as receivable. In all cases the time interval between the delivery of the product and its installation and acceptance by the customer happens within days.

This process involves identifying the customer contract, determining the performance obligations in the contract, determining the transaction price, allocating the transaction price to the distinct performance obligations in the contract, and recognizing revenue when the performance obligations have been satisfied. A performance obligation is considered distinct from other obligations in a contract when it (a) provides a benefit to the customer either on its own or together with other resources that are readily available to the customer and (b) is separately identified in the contract. The Company considers a performance obligation satisfied once it has transferred control of a good or product to a customer, meaning the customer has the ability to direct the use and obtain the benefit of the product.

Assets held for sale

The Company accounts for assets held for sale in accordance with ASC 360 at the lower of carrying value or fair value less costs to sell. Fair value is the amount obtainable from the sale of the asset in an arm’s length transaction. The reclassification occurs when the assets are available for immediate sale and the sale is highly probable. These conditions are usually met from the date on which a letter of intent or agreement to sell is ready for signing. Assets and liabilities of a component classified as held for sale are presented separately in the consolidated balance sheets as “Assets held for sale” and “Liabilities held for sale”. If such component also qualifies as a discontinued operation under ASC 205-20, its results of operations are presented separately from continuing operations in the consolidated statements of operations.

Cost of Goods Sold:

The Cost of Goods Revenues represents the costs incurred in the production of goods sold by the Company. These costs include, but are not limited to:

-	Raw Materials– Costs related to the procurement of raw materials and other direct inputs used in the production process.

-	Direct Labor – Wages and related expenses for employees directly involved in the manufacturing or production process.

-	Manufacturing Overhead – Indirect production costs, including factory utilities, depreciation of production equipment, and maintenance expenses.

-	Other Direct Costs – Any additional costs directly attributable to the production of goods, including packaging and quality control.

Research and Development Costs

Research and development (“R&D”) costs are accounted for in accordance with ASC 730, Research and Development. R&D costs are expensed as incurred and include, among other things, payroll and related costs for employees engaged in research and development activities, external consulting services, materials, prototype development, testing activities, and other directly attributable costs.

Software development costs incurred prior to the establishment of technological feasibility of a software, as well as costs incurred after general release of software products (including routine maintenance, bug fixes, and minor enhancements), are expensed as incurred.

Technological feasibility is generally determined based on the completion and approval of detail program design documentation together with the successful validation of an internal working model demonstrating that the software product can be produced to meet its design specifications. Accordingly, technological feasibility is generally achieved prior to a working model ready for customer testing.

In accordance with ASC 985-20-25-1 through 25-6, all software development costs incurred prior to the establishment of technological feasibility are expensed as research and development costs.

Severance pay:

All the Company’s employees, besides one, have been signed on Section 14 of Israel’s Severance Compensation Law, 1963 (“Section 14”). Pursuant to Section 14, the Company’s employees, covered by this section, are entitled only to monthly deposits, at a rate of 8.33% of their monthly salary, made on their behalf by the Company. Payments in accordance with Section 14 release the Company from any future severance liabilities in respect of those employees. Neither severance pay liability nor severance pay fund under Section 14 are recorded in the Company’s balance sheets.

As to the employee that has not signed the Section 14 clause, the Company contributes the on-going contributions on monthly basis

Fair value

Fair value of certain of the Company’s financial instruments including cash, accounts payable, accrued expenses, and other accrued liabilities approximate cost because of their short maturities. The Company measures and reports fair value in accordance with Accounting Standards Codification (“ASC”) 820, “Fair Value Measurements” which defines fair value, establishes a framework for measuring fair value in accordance with generally accepted accounting principles and expands disclosures about fair value measurements.

Fair value, as defined by ASC 820, is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fair value of an asset should reflect its highest and best use by market participants, principal (or most advantageous) markets, and an in-use or an in-exchange valuation premise.

Valuation techniques are generally classified into three categories: (i) the market approach; (ii) the income approach; and (iii) the cost approach. The selection and application of one or more of the techniques may require significant judgment and are primarily dependent upon the characteristics of the asset or liability, and the quality and availability of inputs. Valuation techniques used to measure fair value under ASC 820 must maximize the use of observable inputs and minimize the use of unobservable inputs. ASC 820 also provides fair value hierarchy for inputs and resulting measurement as follows:

Level 1: Quoted prices (unadjusted) in active markets that are accessible at the measurement date for identical assets or liabilities.

Level 2: Quoted prices for similar assets or liabilities in active markets; quoted prices for identical or similar assets or liabilities in markets that are not active; inputs other than quoted prices that are observable for the asset or liability; and inputs that are derived principally from or corroborated by observable market data for substantially the full term of the assets or liabilities; and

Level 3: Unobservable inputs for the asset or liability that are supported by little or no market activity, and that are significant to the fair values.

Fair value measurements are required to be disclosed by the level within the fair value hierarchy in which the fair value measurements in their entirety fall. Fair value measurements using significant unobservable inputs (in level 3 measurements) are subject to expanded disclosure requirements including a reconciliation of the beginning and ending balances, separately presenting changes during the period attributable to the following: (i) total gains or losses for the period (realized and unrealized), (ii) segregating those gains or losses included in earnings, and (iii) a description of where those gains or losses included in earning are reported in the statement of operations.

The Company’s financial assets that are measured at fair value on a recurring basis by level within the fair value hierarchy are as follows:

	As of March 31, 2026
	Level 1	Level 2	Level 3	Total
	US$

Assets:
Marketable Securities	120	-	-	120
Total assets	120	-	-	120

	As of December 31, 2025
	Level 1	Level 2	Level 3	Total
	US$

Assets:
Marketable Securities	250	-	-	250
Total assets	250	-	-	250

The Company’s financial liabilities that are measured at fair value on a recurring basis by level within the fair value hierarchy are as follows:

	As of March 31, 2026
	Level 1	Level 2	Level 3	Total
	US$

Liabilities:
Derivative liability	-	-	110	110
September 2025 Private Placement Warrant			12,691	12,691
February 2026 Warrants	-	-	43,503	43,503
Total liabilities	-	-	56,304	56,304

	As of December 31, 2025
	Level 1	Level 2	Level 3	Total
	US$

Liabilities:
September 2025 Private Placement Warrant	-	-	24,521	24,521
Total liabilities	-	-	24,521	24,521

The following table presents the changes in fair value of the level 3 liabilities for the period from December 31, 2025 through March 31, 2026.

Changes in fair value are recognized in the consolidated statement of operations within finance expenses. The fair value of the Level 3 liabilities was determined using valuation models. Significant unobservable inputs include expected volatility, expected term, risk-free interest rate and discount rates.

	Private Placement Warrant	February 2026 Warrants	Derivative liabilities	Total
Liabilities:
Outstanding at December 31, 2025	24,521	-		24,521
Additions	-	25,429	-	25,429
Liabilities assumed in part of subsidiary consolidated for the first time	-	-	8,779	8,779
Exercised	(4,960)	-	(3,153)	(8,113)
Changes in fair value	(6,870)	18,074	(5,516)	5,688
Outstanding at March 31, 2026	12,691	43,503	110	56,304

Goodwill:

Goodwill represents the excess of the purchase price over the fair value of the identifiable net assets acquired in business combinations accounted for in accordance with the “purchase method” and is allocated to reporting units at acquisition. Goodwill is not amortized but rather tested for impairment at least annually in accordance with the provisions of ASC Topic 350, “Intangibles - Goodwill and Other”. The Company performs its goodwill annual impairment test for the reporting units at December 31 of each year, or more often if indicators of impairment are present.

Intangible assets with finite lives are amortized using the straight-line basis over their useful lives, to reflect the pattern in which the economic benefits of the intangible assets are consumed or otherwise used up.

As of March 31, 2026 the Company did not identify any triggers requiring impairment test of its reporting units. Due to the equity of the Company being above the market capitalization of the Company as of March 31, 2026, a further sustained decline in the Company’s share price and market capitalization may require further testing, which may result in an impairment.

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES

These consolidated financial statements were prepared in accordance with accounting principles generally accepted in the United States of America (U.S. GAAP).

A.	Use of Estimates in the preparation of financial statements

The preparation of consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, certain revenues and expenses, and disclosure of contingent assets and liabilities as of the date of the financial statements. Actual results could differ from those estimates.

As applicable to these financial statements, the most significant estimates and judgments involve valuation of stock-based compensation, valuation of equity-classified stock purchase warrants, valuation of liability-classified stock purchase warrants, valuation of derivative liability, the useful lives of long-lived assets and assumptions used in assessing impairment of long-lived assets.

B.	Functional currency

A majority of the revenues of the Company and its subsidiaries are generated in U.S. dollars. In addition, most of the Company’s and its subsidiaries’ costs and expenses are denominated and determined in U.S. dollars. Management believes that the U.S. dollar is the currency of the primary economic environment in which the Company and its subsidiaries operate. Thus, the functional and reporting currency of the Company and its subsidiaries is the U.S. dollar.

Transactions and monetary balances in other currencies are translated into the functional currency using the current exchange rate. Accordingly, monetary accounts maintained in currencies other than the dollar are remeasured into U.S. dollars in accordance with Accounting Standards Codification (“ASC”) 830, “Foreign Currency Matters”. All transaction gains and losses of the remeasured monetary balance sheet items are reflected in the statements of operations as financial income or expenses, as appropriate.

C.	Principles of consolidation

The accompanying consolidated financial statements include the accounts of the Company and its subsidiaries. All significant intercompany balances and transactions have been eliminated on consolidation.

D.	Change in Presentation

In the fourth quarter of Fiscal 2025, the Company changed our presentation in tables from United States Dollars to thousands, unless otherwise designated. As a result, certain rounding adjustments have been made to prior period disclosed amounts in order to conform to the current year presentation. In addition, certain prior period amounts may not recalculate due to rounding. These changes were not significant, and no other updates were made to previously reported financial information.

E.	Cash and cash equivalents, and restricted cash

Cash equivalents are short-term highly liquid investments which include short term bank deposits (up to three months from date of deposit), that are not restricted as to withdrawals or use that are readily convertible to cash with maturities of three months or less as of the date acquired.

Restricted cash as of December 31, 2025 and 2024 include $ 50 and $0, respectively, collateral account for the Company’s corporate credit cards and for lease liability and is classified in current assets.

Restricted cash also includes Cash held in trust account in the amount of $172,779 (see note 1D)

F.	Marketable Securities

The Company accounts for marketable equity securities in accordance with ASC Topic 321, “Investments – Equity Securities”. Investments in marketable equity securities are recorded at fair value based on quoted market prices, with unrealized gains and losses, reported as financial income or expenses, as appropriate. These securities are a Level 1 fair value measurement.

G.	Digital assets

The Company holds blockchain-based digital tokens. The Company evaluates each class of tokens to determine appropriate accounting treatment. Fair value is determined under ASC 820 using quoted prices in active markets (Level 1).

Crypto assets that meet the scope of ASC 350-60 are measured at fair value, with changes in fair value recognized in earnings as a component of other income (expense). Fair value is determined in accordance with ASC 820 using quoted prices in active markets (Level 1).

Digital tokens that provide enforceable contractual rights to receive future goods or services from the issuer are accounted for based on their economic substance and are excluded from ASC 350-60. Such tokens are recognized as intangible assets and are initially measured at the fair value of consideration transferred, including, when applicable, the grant-date fair value of equity instruments issued.

These intangible service assets are classified as non-current until the related services become available for use and are amortized to operating expense over the expected period of service consumption. The Company evaluates these assets for impairment when events or changes in circumstances indicate that the carrying amount may not be recoverable.

H.	Accounts receivables

The Company manages credit risk associated with accounts receivables at the customer level. Pursuant to Topic 326 for our accounts receivables, the Company maintain an allowance for doubtful accounts that reflects our estimate of our expected credit losses. Our allowance is estimated using a loss-rate model based on delinquency. The estimated loss rate is based on our historical experience with specific customers, our understanding of our current economic circumstances, reasonable and supportable forecasts, and our own judgment as to the likelihood of ultimate payment based upon available data. The actual rate of future credit losses, however, may not be similar to past experience. Our estimate of doubtful accounts could change based on changing circumstances, including changes in the economy or in the particular circumstances of individual customers. Accordingly, the Company may be required to increase or decrease our allowance for doubtful accounts.

I.	Property, plant and equipment, net

1.	Property and equipment are stated at cost, net of accumulated depreciation. Depreciation is calculated using the straight-line method over the estimated useful lives of the assets. When an asset is retired or otherwise disposed of, the related cost and accumulated depreciation are removed from the respective accounts and the net difference less any amount realized from disposition is reflected in the Statements of Operations and Comprehensive Loss.

2.	Rates of depreciation:

%
Furniture and office equipment	7-15
Leasehold improvements	(*)
Computers	33
Vehicle	15

(*)	Leasehold improvements are amortized on a straight-line basis over the shorter of the lease term (including the extension option held by the Group and intended to be exercised) and the expected life of the improvement.

J.	Fair value

Fair value of certain of the Company’s financial instruments including cash, accounts payable, accrued expenses, and other accrued liabilities approximate cost because of their short maturities. The Company measures and reports fair value in accordance with Accounting Standards Codification (“ASC”) 820, “Fair Value Measurements” which defines fair value, establishes a framework for measuring fair value in accordance with generally accepted accounting principles and expands disclosures about fair value measurements.

Fair value, as defined by ASC 820, is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fair value of an asset should reflect its highest and best use by market participants, principal (or most advantageous) markets, and an in-use or an in-exchange valuation premise.

Valuation techniques are generally classified into three categories: (i) the market approach; (ii) the income approach; and (iii) the cost approach. The selection and application of one or more of the techniques may require significant judgment and are primarily dependent upon the characteristics of the asset or liability, and the quality and availability of inputs. Valuation techniques used to measure fair value under ASC 820 must maximize the use of observable inputs and minimize the use of unobservable inputs. ASC 820 also provides fair value hierarchy for inputs and resulting measurement as follows:

Level 1: Quoted prices (unadjusted) in active markets that are accessible at the measurement date for identical assets or liabilities.

Level 2: Quoted prices for similar assets or liabilities in active markets; quoted prices for identical or similar assets or liabilities in markets that are not active; inputs other than quoted prices that are observable for the asset or liability; and inputs that are derived principally from or corroborated by observable market data for substantially the full term of the assets or liabilities; and

Level 3: Unobservable inputs for the asset or liability that are supported by little or no market activity, and that are significant to the fair values.

Fair value measurements are required to be disclosed by the level within the fair value hierarchy in which the fair value measurements in their entirety fall. Fair value measurements using significant unobservable inputs (in level 3 measurements) are subject to expanded disclosure requirements including a reconciliation of the beginning and ending balances, separately presenting changes during the period attributable to the following: (i) total gains or losses for the period (realized and unrealized), (ii) segregating those gains or losses included in earnings, and (iii) a description of where those gains or losses included in earning are reported in the statement of operations.

The Company’s financial assets that are measured at fair value on a recurring basis by level within the fair value hierarchy are as follows:

	As of December 31, 2025
	Level 1	Level 2	Level 3	Total
	US$
Assets:
Marketable Securities	250	-	-	250
Total assets	250	-	-	250

The Company’s financial liabilities that are measured at fair value on a recurring basis by level within the fair value hierarchy are as follows:

	As of December 31, 2025
	Level 1	Level 2	Level 3	Total
	US$
Liabilities:
September 2025 Private Placement Warrant	-	-	24,521	24,521
Total liabilities	-	-	24,521	24,521

	As of December 31, 2024
	Level 1	Level 2	Level 3	Total
	US$
Liabilities:
Embedded Derivative Liability	-	-	848	848
June 2024 Warrants	-	-	5,334	5,334
November 2024 Warrant	-	-	12,468	12,468
Pre-funded Warrants	-	-	52,682	52,682
Private Placement Warrant	-	-	94,287	94,287
Total liabilities	-	-	165,619	165,619

The following table presents the changes in fair value of the level 3 fair value measurements of the Company’s liabilities for the period from December 31, 2024 through December 31, 2025.

Changes in fair value are recognized in the consolidated statement of operations within finance expenses. The fair value of the Level 3 liabilities was determined using valuation models. Significant unobservable inputs include expected volatility, expected term, risk-free interest rate and discount rates.

	Embedded Derivative Liability	June 2024 Warrants	November 2024 Warrants	Pre-funded Warrants	Common Stock Warrant	Private Placement Warrant	Total
Liabilities:
Outstanding at December 31, 2024	848	5,334	12,468	52,682	94,287	-	165,619
Additions	-			-	-	23,435	23,435
Exercised	(260)	(1,054)	(2,079)	(10,229)	(18,557)	-	(32,179)
Changes in fair value	(588)	(4,280)	(10,389)	(42,453)	(75,730)	1,086	(132,354)
Outstanding at December 31, 2025	-	-	-	-	-	24,521	24,521

	Embedded Derivative Liability	June 2024 Warrants	November 2024 Warrants	Pre-funded Warrants	Common Stock Warrant	Private Placement Warrant	Total
Liabilities:
Outstanding at October 1, 2024	-	-	-	-	-	-	-
Additions	223	283	664	5,085	18,153	-	24,408
Changes in fair value	625	5,051	11,804	47,597	76,134	-	141,211
Outstanding at December 31, 2024	848	5,334	12,468	52,682	94,287	-	165,619

K.	Variable Interest Entities

The Company accounts for variable interest entities in accordance with ASC Topic 810, Consolidation (“ASC 810”).  Under ASC 810, a variable interest entity (“VIE”) is an entity that either (i) has insufficient equity to permit the entity to finance its activities without additional subordinated financial support or (ii) has equity investors who lack the characteristics of a controlling financial interest. The primary beneficiary of a VIE is the party with both the power to direct the activities of the VIE that most significantly impact the VIE’s economic performance and the obligation to absorb the losses or the right to receive benefits that could potentially be significant to the VIE.

To assess whether the Company has the power to direct the activities of a VIE that most significantly impact its economic performance, the Company considers all the facts and circumstances including its ongoing rights and responsibilities.

This assessment includes identifying the activities that most significantly impact the VIE’s economic performance and identifying which party, if any, has power over those activities. In general, the party that makes the most significant decisions affecting the VIE is determined to have the power to direct the activities of the VIE. To assess whether the Company has the obligation to absorb the losses or the right to receive benefits that could potentially be significant to the VIE, the Company considers all of its economic interests, including debt and equity interests, and any other variable interests in the VIE. If the Company determines that it is the party with the power to make the most significant decisions affecting the VIE, and the Company has an obligation to absorb the losses or the right to receive benefits that could potentially be significant to the VIE, then the Company consolidates the VIE.

L.	Business Combinations

The Company uses its best estimates and assumptions to assign fair value to the tangible and intangible assets acquired and liabilities assumed at the acquisition date. The Company’s estimates are inherently uncertain and subject to refinement. During the measurement period, which may be up to one year from the acquisition date, the Company may record adjustments to the fair value of these tangible and intangible assets acquired and liabilities assumed, with the corresponding offset to goodwill. In addition, uncertain tax positions, tax-related valuation allowances and pre-acquisition contingencies are initially recorded in connection with a business combination as of the acquisition date. The Company continues to collect information and reevaluates these estimates and assumptions quarterly and records any adjustments to the Company’s preliminary estimates to goodwill provided that the Company is within the measurement period. Upon the conclusion of the measurement period or final determination of the fair value of assets acquired or liabilities assumed, whichever comes first, any subsequent adjustments are recorded to the Company’s consolidated statements of operations.

M.	Intangible assets:

Intangible assets that are not considered to have an indefinite useful life are amortized using the straight-line basis over their estimated useful lives, as noted below. Recoverability of these assets is measured by a comparison of the carrying amount of the asset to the undiscounted future cash flows expected to be generated by the assets. If the assets are considered to be impaired, the amount of any impairment is measured as the difference between the carrying value and the fair value of the impaired assets.

Intangible assets and their useful lives are as follows:

Useful Life (in Years)

Customer relationships	11
Developed technology	15

Acquisition-related intangible assets:

The Company accounts for ASC 350-20 “Goodwill and Other Intangible Assets” (“ASC 350-20”). ASC 805-10 specifies the accounting for business combinations and the criteria for recognizing and reporting intangible assets apart from goodwill.

 Acquisition-related intangible assets result from the Company’s acquisitions of businesses accounted for under the purchase method and consist of the value of identifiable intangible assets. Acquisition-related definite lived intangible assets are reported at cost, net of accumulated amortization.

N.	Goodwill:

Goodwill represents the excess of the purchase price over the fair value of the identifiable net assets acquired in business combinations accounted for in accordance with the “purchase method” and is allocated to reporting units at acquisition. Goodwill is not amortized but rather tested for impairment at least annually in accordance with the provisions of ASC Topic 350, “Intangibles - Goodwill and Other”. The Company performs its goodwill annual impairment test for the reporting units at December 31 of each year, or more often if indicators of impairment are present.

Intangible assets with finite lives are amortized using the straight-line basis over their useful lives, to reflect the pattern in which the economic benefits of the intangible assets are consumed or otherwise used up.

O.	Derivative financial instruments

The Company accounts for derivative instruments in accordance with ASC 815, Derivatives and Hedging (“ASC 815”). Changes in the fair value of derivative instruments are recognized in the consolidated statement of operations... The Company does not use derivative instruments to hedge exposures to cash flow, market, or foreign currency risk.

The Company evaluates all of its financial instruments, including notes payable, to determine if such instruments are derivatives or contain features that qualify as embedded derivatives. The Company applies significant judgment to identify and evaluate complex terms and conditions in its contracts and agreements to determine whether embedded derivatives exist. Embedded derivatives must be separately measured from the host contract if all the requirements for bifurcation are met. The assessment of the conditions surrounding the bifurcation of embedded derivatives depends on the nature of the host contract. Bifurcated embedded derivatives are recognized at fair value, with changes in fair value recognized in the statement of operations each period. Bifurcated embedded derivatives are classified with the related host contract on the Company’s balance sheet. The Company identified embedded derivatives primarily related to conversion features included in certain financial instruments. These features were evaluated in accordance with ASC 815 and, where required, were bifurcated from the host contract and accounted for as derivative liabilities at fair value.

An evaluation of specifically identified conditions is made to determine whether the fair value of the derivative issued is required to be classified as equity or as a derivative liability. Changes in the estimated fair value of the liability-classified derivative financial instruments are recognized as a non-cash gain or loss on the accompanying consolidated statements of operations and comprehensive loss.

P.	Stock purchase warrants

The Company accounts for stock purchase warrants as either equity-classified or liability-classified instruments based on an assessment of the warrant’s specific terms and applicable authoritative guidance in ASC 480, Distinguishing liabilities from equity (“ASC 480”), and ASC 815. The assessment considers whether the stock purchase warrants are freestanding financial instruments pursuant to ASC 480, meet the definition of a liability pursuant to ASC 480, and whether the stock purchase warrants meet all of the requirements for equity classification under ASC 815, including whether the stock purchase warrants are indexed to the Company’s own common shares and whether the holders could potentially require “net cash settlement” in a circumstance outside of the Company’s control, among other conditions for equity classification. This assessment, which requires the use of professional judgment, is conducted at the time of issuance, modification, and as of each subsequent quarterly period end date while the stock purchase warrants are outstanding.

For issued or modified stock purchase warrants that meet all of the criteria for equity classification, the stock purchase warrants are required to be recorded as a component of additional paid-in capital at the time of issuance.

For issued or modified stock purchase warrants that do not meet all the criteria for equity classification, the stock purchase warrants are required to be recorded at their initial fair value on the date of issuance, and each balance sheet date thereafter. Changes in the estimated fair value of the liability classified stock purchase warrants are recognized as a non-cash gain or loss on the accompanying consolidated statements of operations and comprehensive loss.

The Company assesses the classification of its common stock purchase warrants at each reporting date to determine whether a change in classification between equity and liability is required. For modified stock purchase warrants that result in a change of classification from equity to liability, a liability is recognized equal to the fair value on the date of modification, additional paid-in capital is adjusted by the fair value of the warrant on the date of issuance.

D.	Assets held for sale

The Company records assets held for sale in accordance with ASC 360 at the lower of carrying value or fair value less costs to sell. Fair value is the amount obtainable from the sale of the asset in an arm’s length transaction. The reclassification takes place when the assets are available for immediate sale and the sale is highly probable. These conditions are usually met from the date on which a letter of intent or agreement to sell is ready for signing.

E.	Discontinued operations

A component of an entity is identified as operations and cash flows that can be clearly distinguished, operationally and financially, from the rest of the entity. Under ASC 205-20, “Presentation of Financial Statements - Discontinued Operations” (“ASC 205-20”), a discontinued operation is a component of an entity that either has been disposed of, or is classified as held for sale and represents a strategic shift that has or will have a major effect on the entity’s operations and financial results, or a newly acquired business or nonprofit activity that upon acquisition is classified as held for sale. Discontinued operations are presented separately from continuing operations in the consolidated statements of Operations and the consolidated statements of cash flows (see Note 9). For long-lived assets or disposals that are classified as held for sale but do not meet the criteria for discontinued operations, the assets and liabilities are presented separately on the balance sheet of the initial period in which it is classified as held for sale.

F.	Impairment of long-lived assets

The Company’s long-lived assets are reviewed for impairment in accordance with ASC Topic 360, “Property, Plant and Equipment”, whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. Recoverability of assets to be held and used is measured by a comparison of the carrying amount of an asset to the future undiscounted cash flows expected to be generated by the asset. If such assets are considered to be impaired, the impairment to be recognized is measured by the amount by which the carrying amount of the asset exceeds its fair value. No impairment expenses were recorded during the years ended December 31, 2025 or 2024.

G.	Severance pay

All the Company’s employees have been signed on Section 14 of Israel’s Severance Compensation Law, 1963 (“Section 14”). Pursuant to Section 14, the Company’s employees, covered by this section, are entitled only to monthly deposits, at a rate of 8.33% of their monthly salary, made on their behalf by the Company. Payments in accordance with Section 14 release the Company from any future severance liabilities in respect of those employees. Neither severance pay liability nor severance pay fund under Section 14 are recorded in the Company’s balance sheets.

Severance expenses for the years ended December 31, 2024 and 2023 amounted to $87 and $75 respectively.

Q.	Income taxes

The Company accounts for income taxes in accordance with ASC Topic 740, “Income Taxes”. Accordingly, deferred taxes are determined utilizing the asset and liability method based on the estimated future tax effects of differences between the financial statement carrying amount and the tax bases of assets and liabilities under the applicable tax law. Deferred tax balances are computed using the enacted tax rates expected to be in effect when these differences reverse. Valuation allowances in respect of deferred tax assets are provided for, if necessary, to reduce deferred tax assets to amounts more likely than not to be realized.

The Company accounts for unrecognized tax benefits in accordance with ASC Topic 740, which prescribes detailed guidance for the financial statement recognition, measurement and disclosure of unrecognized tax benefits recorded in a Company’s financial statements. According to ASC Topic 740, tax positions must meet a more-likely-than-not recognition threshold to be recognized. Recognized tax positions are measured as the largest amount that is greater than 50 percent likely of being realized. The Company’s accounting policy is to present interest and penalties relating to income taxes within income taxes; however, the Company did not recognize such items in its fiscal years 2025 and 2024 financial statements and did not recognize any amount with respect to an unrecognized tax benefit in its balance sheets.

R.	Basic and diluted profit (loss) per Common Stock

Basic loss per Common Stock is computed by dividing the loss for the period attributable to common stockholders, after allocation of earnings or losses to non-controlling interests or other classes of equity, by the weighted average number of shares of Common Stock outstanding during the period. In computing diluted loss per share, basic loss per share is adjusted to reflect the potential dilution that could occur upon the exercise of potential shares.

S.	Stock-based compensation

The Company measures and recognizes the compensation expense for all equity-based payments to employees and nonemployees based on their estimated fair values in accordance with ASC 718, “Compensation- Stock Compensation”. Share-based payments including grants of stock options are recognized in the statement of comprehensive loss as a compensation expense based on the fair value of the award at the date of grant. The fair value of stock options granted is estimated using the Black-Scholes option-pricing model. The Company has expensed compensation costs, net of forfeitures as they occur, applying the accelerated vesting method, over the requisite service period or over the implicit service period when a performance condition affects the vesting, and it is considered probable that the performance condition will be achieved.

T.	Concentrations of credit risk

Financial instruments that potentially subject the Company to concentrations of credit risk consist primarily of cash and cash equivalents, loan granted as well as certain other current assets that do not amount to a significant amount. Cash and cash equivalents, which are primarily held in Dollars and New Israeli Shekels, are deposited with major banks in Israel and United States. The Company considers that its cash and cash equivalents have low credit risk based on the credit ratings of the counterparties.

The Company may also be exposed to credit risk with respect to loans granted to third parties. Prior to granting such loans, the Company evaluates the creditworthiness of the borrowers and may obtain collateral or other security when deemed appropriate. The Company monitors the collectability of such loans on an ongoing basis and assesses, at each reporting date, whether there is a need to recognize an allowance for credit losses based on the borrower’s financial condition and other relevant factors.

The Company does not have any significant off-balance-sheet concentration of credit risk, such as foreign exchange contracts, option contracts or other foreign hedging arrangements.

U.	Commitments and Contingencies

The Company records accruals for loss contingencies arising from claims, litigation and other sources when it is probable that a liability has been incurred and the amount can be reasonably estimated. These accruals are adjusted periodically as assessments change or additional information becomes available. Legal costs incurred in connection with loss contingencies are expensed as incurred.

V.	Extinguishment and Modification of Debt and Related Instruments

The Company accounts for the extinguishment of debt in accordance with ASC 470, Debt. An extinguishment of debt occurs when the Company is legally released from being the primary obligor under the liability, including through repayment, settlement, or a modification of terms that is considered substantial.

Upon extinguishment, the Company derecognizes the carrying amount of the debt and recognizes a gain or loss in the consolidated statement of operations for the difference between the reacquisition price and the net carrying amount of the extinguished debt.

The Company evaluates modifications of debt instruments to determine whether such modifications should be accounted for as a modification or an extinguishment. If the terms of the modified debt are substantially different from the original terms, including based on a quantitative assessment, the transaction is accounted for as an extinguishment of the original debt and the issuance of new debt.

In transactions where debt is settled through the issuance of equity instruments, warrants, or other derivative instruments, the Company evaluates whether such transactions represent an extinguishment of debt. The fair value of the instruments issued is used to determine the reacquisition price, and any resulting gain or loss is recognized in the consolidated statement of operations.

W.	Leases

The Company determines if an arrangement is or contains a lease at contract inception.

The Company is a lessee in certain operating leases primarily for office space and vehicles. Operating leases are included in operating lease right-of-use (“ROU”) assets, other current liabilities, and operating lease liabilities in our consolidated balance sheets.

ROU assets represent Company’s right to use an underlying asset for the lease term and lease liabilities represent Company’s obligation to make lease payments arising from the lease. Operating lease ROU assets and liabilities are recognized at commencement date based on the present value of lease payments over the lease term. As most of our leases do not provide an implicit rate, the Company generally uses the incremental borrowing rate based on the estimated rate of interest for collateralized borrowing over a similar term of the lease payments at commencement date. The operating lease ROU asset also includes any lease payments made and excludes lease incentives. The Company’s lease terms may include options to extend or terminate the lease when it is reasonably certain that the Company will exercise that option. Lease expense for lease payments is recognized on a straight-line basis over the lease term.

The Company monitors for events or changes in circumstances that require a reassessment of one of its leases. When a reassessment results in the remeasurement of a lease liability, a corresponding adjustment is made to the carrying amount of the corresponding ROU asset unless doing so would reduce the carrying amount of the ROU asset to an amount less than zero. In that case, the amount of the adjustment that would result in a negative ROU asset balance is recorded in statement of comprehensive loss.

X.	Emerging growth company:

The Company is an emerging growth company, as defined in the Jumpstart Our Business Startups (“JOBS”) Act. Under the JOBS Act, emerging growth companies can delay adopting new or revised accounting standards issued subsequent to the enactment of the JOBS Act, until such time as to those standards apply to private companies. The Company has elected to use this extended transition period for complying with new or revised accounting standards that have different effective dates for public and private companies until the earlier of the date that it (i) is no longer an emerging growth company or (ii) affirmatively and irrevocably opts out of the extended transition period provided in the JOBS Act. As a result, these financial statements may not be comparable to companies that comply with the new or revised accounting pronouncements as of public company effective dates.

Y.	New Accounting Pronouncements

Recently Adopted Accounting Standards

The Company adopted ASU 2023-08 on January 1, 2025 using a modified retrospective approach. The adoption affected the accounting for certain crypto assets within the scope of ASC 350-60, which are now measured at fair value with changes in fair value recognized in earnings. Digital tokens that provide enforceable contractual rights to receive future goods or services from the issuer are excluded from the scope of ASC 350-60 and continue to be accounted for based on their economic substance. The impact of adoption was not material to the Company’s consolidated financial statements.

Accounting Standards Not Yet Adopted

In December 2023, the FASB issued ASU 2023-09, Income Taxes (Topic 740): Improvements to Income Tax Disclosures. The amendments in this ASU add specific requirements for income tax disclosures to improve transparency and decision usefulness. The guidance in ASU 2023-09 requires that public business entities disclose specific categories in the income tax rate reconciliation and provide additional qualitative information for reconciling items that meet a quantitative threshold. In addition, the amendments in ASU 2023-09 require that all entities disclose the amount of income taxes paid disaggregated by federal, state, and foreign taxes and disaggregated by individual jurisdictions. The ASU also includes other disclosure amendments related to the disaggregation of income tax expense between federal, state and foreign taxes. The ASU is effective for fiscal years beginning after December 15, 2025. Early adoption is permitted for annual financial statements that have not yet been issued or made available for issuance. The amendments in this update should be applied on a prospective basis and retrospective application is permitted. The Company is currently evaluating this ASU to determine its impact on the Company’s disclosures.

In May 2025, the FASB issued ASU 2025-03, Business Combinations (Topic 805): Identifying the Acquirer in a Business Combination Involving a Variable Interest Entity. This ASU modifies the guidance for identifying the accounting acquirer in transactions involving VIEs. The ASU is effective for fiscal years beginning after December 15, 2026, including interim periods within those fiscal years, and early adoption is permitted. The amendments are applied prospectively to business combinations occurring after the adoption date. The Company consolidates certain entity that is considered VIEs and is currently evaluating the impact of the adoption of this ASU on its consolidated financial statements and related disclosures.

The Company does not expect the adoption of this ASU to have a material impact on its consolidated financial statements; however, the impact will depend on the nature of future transactions.

In July 2025, the FASB issued ASU 2025-05, Financial Instruments—Credit Losses (Topic 326): Measurement of Credit Losses for Accounts Receivable and Contract Assets. The amendments introduce a practical expedient for estimating expected credit losses on current accounts receivable and current contract assets arising from transactions accounted for under ASC 606. ASU 2025-05 is effective for fiscal years beginning after December 15, 2025, and interim periods within those fiscal years. Early adoption is permitted. The Company is currently evaluating the timing of adoption and the impact of this guidance on its consolidated financial statements and related disclosures.

In September 2025, the FASB issued ASU 2025-07, Derivatives Scope Refinements and Scope Clarification for Share-Based Noncash Consideration from a Customer in a Revenue Contract. The ASU is effective for annual reporting periods beginning after December 15, 2026, and interim periods within those annual periods. Early adoption is permitted. The Company does not currently have contracts that include share-based noncash consideration; however, management is evaluating the potential impact of this ASU on future transactions.

In September 2025, the FASB also issued ASU 2025-06, Targeted Improvements to the Accounting for Internal-Use Software, which modifies the recognition threshold for capitalization of internal-use software costs. The ASU is effective for annual reporting periods beginning after December 15, 2027, and interim reporting periods within those annual periods. Early adoption is permitted. The Company is evaluating the impact of this ASU on its internal-use software capitalization policy and does not expect a material impact upon adoption.

In December 2025, the FASB issued ASU 2025-11, Interim Reporting (Topic 270): Narrow-Scope Improvements, which clarifies the guidance in Topic 270 to improve the consistency of interim financial reporting. The ASU provides a comprehensive list of required interim disclosures and introduces a disclosure principle requiring entities to disclose events since the end of the last annual reporting period that have a material impact on the entity. ASU 2025-11 is effective for fiscal years beginning after December 15, 2028, including interim periods within those fiscal years, with early adoption permitted. The Company is currently evaluating this ASU to determine its impact on the Company’s disclosures.